Investments (Credit Loss Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at January 1,	$ 66	$ 67
Additions:
Initial impairments — credit loss OTTI on securities not previously impaired	0	6
Additional impairments — credit loss OTTI on securities previously impaired	5	11
Reductions:
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	(42)	(16)
Increase in cash flows — accretion of previous credit loss OTTI	(1)	(2)
Balance at December 31,	$ 28	$ 66